UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMT

Nuveen Mortgage Opportunity Term Fund 2
Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 136.3% (97.4% of Total Investments)

	MORTGAGED-BACKED SECURITIES – 136.3% (97.4% of Total Investments)

	Residential – 136.3%

$408	Angel Oak Mortgage Trust, Series 2016-1, 144A (WI/DD)	3.644%	1/25/47	A	$407,993
952	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	949,877
2,000	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	1.481%	10/25/35	BB	1,780,465
770	Atlas Senior Loan Fund Ltd, Series 2012-2A, 144A	5.070%	1/30/24	BBB	770,199
785	Babson CLO Limited, Series 2012-2A, 144A	4.639%	5/15/23	BBB	785,158
559	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	482,668
925	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.716%	4/14/33	BB–	873,488
588	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	530,801
600	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.648%	9/10/45	Baa1	599,021
1,565	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	1,196,512
1,612	Bank of America Funding Trust, 2007-A 2A1	1.153%	2/20/47	CCC	1,491,306
1,036	Bayview Opportunity Master Fund Trust, 2016-CRT1, 144A	2.742%	10/27/27	A–	1,036,121
1,765	Bayview Opportunity Master Fund Trust, 2017-CRT1, 144A	3.142%	10/25/28	BBB–	1,766,028
534	Bayview Opportunity Master Fund Trust, 2017-NPL1, 144A	3.598%	1/28/32	N/R	532,848
975	BB UBS Trust, Series 2012-SHOW, 144A	4.026%	11/05/36	Baa1	943,574
1,881	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	1.161%	1/25/37	Caa3	1,572,518
1,559	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	1.171%	3/25/37	Caa3	1,459,458
579	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	3.451%	6/25/35	Caa2	555,316
1,274	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate, Series 2006-4	3.195%	10/25/36	D	1,109,711
336	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2005-12	3.282%	2/25/36	Caa3	283,841
1,297	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2005-12	3.172%	2/25/36	Caa3	1,192,940
598	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	3.380%	2/25/47	D	499,071
250	BlueMountain Collateralized Loan Obligation, Series 2014-1A, 144A	4.620%	4/30/26	BBB	250,311
680	Bowman Park CLO Limited, Series 2014-1A, 144A	4.403%	11/23/25	BBB–	679,980
2,000	Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2005-NC5	1.471%	10/25/35	BB	1,851,492
1,282	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	1.141%	6/25/37	Ba1	1,197,120
553	CDGJ Commercial Mortgage Trust, Mortgage Pass-Through Certificates, Series 2014-BXCH, 144A	5.244%	12/15/27	BB–	556,862
1,315	Chaseflex Trust Series 2007-2	1.271%	5/25/37	CCC	1,210,248
275	CIFC Funding Limited, Series 2012-2A, 144A	4.750%	12/05/24	BBB	275,112
300	CIFC Funding Limited, Series 2012-3A, 144A	5.039%	1/29/25	BBB+	300,128
625	CIFC Funding Limited, Series 2014-3A, 144A	4.553%	7/22/26	Baa3	620,313
210	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	150,057
290	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50		235,593
117	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	3.512%	3/25/36	Caa2	102,690
136	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.410%	8/25/35	Caa2	119,054
360	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	3.202%	7/25/37	Caa2	327,630

NUVEEN	1

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$190	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, 144A	4.929%	10/15/45	A–	$190,007
1,180	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, 144A	4.725%	10/15/45	BBB	1,070,737
970	Commercial Mortgage Pass-Through Certificates Series CR5 A4, 144A	4.331%	12/10/45	Baa3	867,039
350	Core Industrial Trust, Series 2015-CALW, 144A	3.850%	2/10/34	B	338,486
1,172	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	886,140
1,236	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	1,012,438
1,338	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates, Series 2007-HY7C A1	1.131%	8/25/37	Caa2	1,100,909
1,401	Countrywide CHL Mortgage Pass-Through Trust, Series 2006-HYB1	3.224%	3/20/36	Caa3	1,193,477
1,085	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	3.010%	11/20/35	Caa3	914,185
1,040	Countrywide Home Loans, Mortgage Pass-Through Trust, Series 2007-HY04	3.148%	9/25/47	D	959,663
961	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	1.531%	11/25/35	BBB+	891,722
203	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	1.201%	6/25/37	Caa2	191,002
415	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	3.434%	3/25/36	Caa3	360,639
241	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.347%	5/25/36	D	222,985
620	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.943%	4/15/50	BBB–	515,442
1,400	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.505%	8/15/48	BBB–	1,021,651
2,400	Fannie Mae, (WI/DD)	3.000%	4/01/40	Aaa	2,380,125
1,120	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.991%	7/25/25	N/R	1,231,941
385	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.991%	7/25/25	N/R	421,371
385	Fannie Mae, Connecticut Avenue Securities, Series 2015-C04	6.541%	4/25/28	N/R	428,529
1,210	Fannie Mae, Connecticut Avenue Securities, Series 2015-C04	6.691%	4/25/28	N/R	1,369,197
150	Fannie Mae, Connecticut Avenue Securities, Series 2016-C03	13.741%	10/25/28	N/R	201,322
800	Fannie Mae, Connecticut Avenue Securities, Series 2016-C03	6.891%	10/25/28	B	910,623
240	Fannie Mae, Connecticut Avenue Securities, Series 2016-C04	2.441%	1/25/29	Baa2	243,049
1,074	Fannie Mae, Connecticut Avenue Securities, Series 2016-C02	6.991%	9/25/28	Ba2	1,225,666
730	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05	11.741%	1/25/29	N/R	868,019
1,393	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05	5.441%	1/25/29	B	1,488,500
664	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05	2.341%	1/25/29	BBB–	667,273
575	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07	10.491%	4/25/29	N/R	629,716
755	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07	5.341%	4/25/29	B	797,835
1,635	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02	6.491%	9/25/29	N/R	1,649,585
1,041	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	Ca	847,663
548	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	Ca	446,157
1,111	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-A7	3.066%	9/25/35	Caa2	984,868
760	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	3.078%	5/25/36	Ca	612,710
103	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2007-AR2	3.030%	8/25/37	D	81,518
2,180	Freddie Mac Collateralized Mortgage REMIC, Series 4338, (I/O)	2.568%	6/25/42	Aaa	313,099
1,196	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series K720, 144A	3.505%	7/25/22	Ba2	1,078,996
965	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	Aaa	963,837
1,175	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, 144A	4.083%	8/25/47	Baa3	1,182,184
600	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.267%	2/25/46	Baa2	610,654
935	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.811%	1/25/48	BBB–	851,291

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,065	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K49, 144A	3.848%	10/25/48	BBB+	$1,039,816
385	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.980%	1/25/47	Baa3	389,509
865	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K718, 144A	3.668%	2/25/22	Ba2	800,299
770	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K50, 144A	3.908%	10/25/48	BBB–	677,341
384	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K56, 144A	4.072%	6/25/49	BBB–	333,900
480	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K59, 144A	3.695%	11/25/49	A–	445,469
315	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K60, 144A	3.658%	12/25/49	BBB–	261,889
270	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722, 144A	3.966%	7/25/49	BBB–	239,786
965	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K61, 144A	3.808%	12/25/26	BBB	898,644
1,545	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K63, 144A	4.005%	2/25/50	BB+	1,308,454
290	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.618%	11/25/23	BBB	274,274
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.909%	1/25/43	Aaa	130,246
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.811%	11/25/40	Aaa	446,889
3,521	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.714%	7/25/41	Aaa	300,279
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.783%	9/25/41	Aaa	462,373
2,775	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	343,928
10,374	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, (I/O)	1.851%	1/25/42	Aaa	601,097
4,579	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	359,520
225	Freddie Mac MultiFamily Structured Pass-Through Certificates, Series 2014-K37, 144A	4.713%	1/25/47	A–	223,655
1,290	Freddie Mac MultiFamily Structured Pass-Through Certificates, Series 2015-K46, 144A	3.819%	4/25/48	BBB–	1,145,970
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.675%	8/25/40	Aaa	166,703
1,450	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	1,441,546
811	Ginnie Mae Mortgage Pool, (I/O)	4.000%	9/16/26	Aaa	97,623
4,347	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	Aaa	393,284
840	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	728,179
736	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.808%	4/19/36	Caa3	659,242
1,369	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	1.441%	8/25/37	B3	1,261,711
290	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-AR1	3.285%	3/25/47	D	261,480
930	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	3.496%	1/25/36	D	864,250
1,130	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2014-GC20, 144A	4.858%	4/10/47	BBB–	853,604
475	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	405,187
525	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	4.945%	1/10/47	A3	541,979
407	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	52,082
290	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2016-T1, 144A	2.380%	10/15/48	AAA	287,706

NUVEEN	3

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$286	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.557%	5/25/37	D	$231,780
1,177	HarborView Mortgage Loan Trust 2006-12	1.234%	12/19/36	Ca	961,032
1,454	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	1.251%	1/25/36	Caa1	1,285,645
1,000	HomeBanc Mortgage Trust, Mortgage Backed Notes 2006-2	1.171%	12/25/36	B3	888,562
622	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	4.326%	7/25/37	Caa2	561,666
967	IndyMac INDX Mortgage Loan Trust, Series 2007-AR5	3.463%	5/25/37	Ca	785,626
1,024	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.159%	8/25/35	Caa3	846,574
1,460	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	3.106%	11/25/35	Caa3	1,274,894
202	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.427%	6/25/36	Ca	180,265
418	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	1.201%	7/25/36	Caa3	363,836
691	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	1.111%	7/25/36	Caa3	594,933
645	IndyMac INDX Mortgage Loan Trust, Series 2006-AR39	1.171%	2/25/37	Caa3	562,564
578	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	2.973%	3/25/36	Ca	446,526
385	InSite Issuer LLC, Series 2016-1A, 144A	6.414%	11/15/46	BB–	390,877
350	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.421%	6/25/36	Caa2	304,090
930	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-S4	5.960%	12/25/36	Ca	819,329
228	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	184,000
505	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.588%	8/15/46	Baa3	504,992
980	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2013-C16, 144A	5.140%	12/15/46	BBB–	923,344
1,300	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2006-LDP9	5.337%	5/15/47	Ba1	1,283,504
41	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Baa3	41,358
1,084	JP Morgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2014-C23, 144A	4.108%	9/15/47	BBB–	875,783
1,250	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	1.251%	6/25/37	Ba3	1,136,514
805	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	3.308%	10/25/36	Caa2	710,469
305	JPMBD Commercial Mortgage Securities Trust, Series 2016-C4, 144A	3.225%	12/15/49	BBB–	222,331
675	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-10, 144A	4.495%	11/02/20	N/R	675,720
152	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-3, 144A	2.995%	9/01/21	N/R	149,709
870	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-4, 144A	2.983%	10/01/21	N/R	864,540
726	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-5, 144A	2.995%	11/01/21	N/R	723,667
818	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-1, 144A	2.995%	1/01/22	N/R	815,652
773	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-2, 144A	2.995%	2/01/22	N/R	764,798
550	Magnetite CLO Limited, Series 2012-7A, 144A	4.908%	1/15/25	A2	553,541
360	Marine Park CLO Limited, Series 2012-1A, 144A	4.602%	5/18/23	BBB	360,045
1,093	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	3.430%	8/25/36	Caa2	1,002,593
1,330	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.342%	6/25/37	D	1,111,440
1,100	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.894%	8/12/49	BB	1,103,056
575	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, 144A	4.990%	2/15/47	BBB–	508,862
1,891	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006- HE1	1.281%	1/25/36	B1	1,771,097
1,230	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.450%	3/12/44	Ba1	1,226,796
625	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-TOP21, 144A	5.332%	10/12/52	Baa1	443,681

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-TOP21, 144A	5.414%	10/12/52	Ba1	$156,152
1,136	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.893%	4/15/49	Ba2	1,134,141
799	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	Ba2	809,619
600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29, 144A	6.293%	1/11/43	BB	595,449
445	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2, 144A	3.000%	11/15/49	BBB–	351,210
179	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.468%	3/25/36	Caa3	144,056
1,369	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	1,141,654
593	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	1.301%	9/25/37	B1	538,424
470	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	1.251%	12/25/35	BB+	434,956
192	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	192,217
612	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1	1.291%	4/25/36	CCC	566,525
1,196	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB	1,190,124
929	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	1.181%	7/25/36	Caa3	809,084
639	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA3	1.291%	4/25/36	Ca	460,653
1,442	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.110%	9/25/35	Caa3	1,217,632
819	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	743,972
515	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	411,291
754	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.307%	1/25/36	Caa3	602,588
950	Residential Asset Mortgage Products Inc. Asset-Backed Pass-Through Certificates, Series 2005-RS7	1.491%	7/25/35	Aa2	898,861
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	1.281%	2/25/36	A2	2,100,088
261	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.978%	4/25/37	Caa2	238,047
1,127	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.978%	4/25/37	Caa2	1,026,934
1,100	Santander Drive Auto Receivables Trust, Series 2015-5	3.650%	12/15/21	A–	1,120,980
235	Seneca Park CLO Limited, Asset-Backed Securities, Series 2014-1A, 144A	4.658%	7/17/26	Baa3	235,000
1,149	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.246%	2/20/47	D	1,028,176
1,183	SLM Student Loan Trust 2008-9 Class A	2.656%	4/25/23	AA+	1,206,761
984	SLM Student Loan Trust, Series 2008-1, Class A1	1.806%	1/25/22	AA+	974,197
402	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	3.050%	12/26/25	N/R	402,339
737	Sofi Consumer Loan Program Trust, Series 2017-1, 144A	3.280%	1/26/26	N/R	740,330
1,190	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	1.181%	7/25/37	CCC	1,028,220
962	Structured Agency Credit Risk Debt Notes 2014-DN2	2.641%	4/25/24	A+	972,174
339	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1	10.191%	10/25/27	N/R	432,226
1,671	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3	3.841%	4/25/28	BBB–	1,734,097
900	Structured Agency Credit Risk Debt Notes, Series 2015-HQ2	2.941%	5/25/25	A3	919,145
545	Structured Agency Credit Risk Notes, Series 2015-HQA1	9.791%	3/25/28	N/R	614,911
629	Structured Agency Credit Risk Notes, Series 2015-HQA2	11.491%	5/25/28	N/R	764,049
1,425	Structured Agency Credit Risk Notes, Series 2016-DNA1	3.891%	7/25/28	Baa3	1,484,701
700	Structured Agency Credit Risk Notes, Series 2016-DNA4	4.791%	3/25/29	B	722,782
1,443	Structured Agency Credit Risk Notes, Series 2016-HQA1	3.741%	9/25/28	BBB–	1,501,283
1,109	Structured Agency Credit Risk Notes, Series 2016-HQA2	3.241%	11/25/28	Baa2	1,143,789
810	Structured Agency Credit Risk Notes, Series 2016-HQA3	9.991%	3/25/29	N/R	876,264
596	Structured Agency Credit Risk Notes, Series 2016-HQA3	2.341%	3/25/29	BBB–	600,068

NUVEEN	5

JMT	Nuveen Mortgage Opportunity Term Fund 2
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$490	Structured Agency Credit Risk Notes, Series 2016-HQA4	9.741%	4/25/29	N/R	$510,499
1,260	Structured Agency Credit Risk Notes, Series 2016-HQA4	2.291%	4/25/29	BBB–	1,260,000
565	Structured Agency Credit Risk Notes, Series 2017-DNA1	5.941%	7/25/29	N/R	565,355
1,255	Structured Agency Credit Risk Notes, Series 2017-HQA1	5.991%	8/25/29	N/R	1,238,514
1,197	Structured Agency Credit Risk Notes, Series 2017-HQA1	2.191%	8/25/29	Baa3	1,201,502
1,316	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.543%	2/25/37	D	1,140,767
685	Vericrest Opportunity Loan Transferee, Series 2017-NPL2, 144A	3.500%	3/25/47	N/R	685,289
685	Voya CLO Limited, Series 2012-3AR, 144A	5.108%	10/15/22	BBB	685,627
1,257	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B1	1,264,558
455	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.984%	4/15/47	B3	453,418
1,100	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	Ba1	1,103,668
1,175	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.471%	10/15/44	B+	1,050,685
413	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.663%	11/25/36	D	367,744
1,361	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	1.458%	12/25/46	Caa3	1,145,614
477	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.519%	1/25/37	D	425,039
329	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.666%	6/25/37	D	304,301
401	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1	1.151%	2/25/37	Caa3	302,617
1,198	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.744%	12/25/36	D	1,096,186
665	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7	1.642%	7/25/46	Caa3	580,654
1,133	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	999,772
685	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA6	3.184%	12/28/37	D	628,323
880	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.240%	5/15/48	BBB–	727,276
215	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK1, 144A	3.000%	8/15/49	BBB–	177,937
746	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	3.139%	11/25/37	Caa2	700,452
628	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	3.156%	12/28/37	Caa3	578,721
730	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	550,812
$217,783	Total Long-Term Investments (cost $159,860,858)				164,081,858

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.7% (2.6% of Total Investments)

	REPURCHASE AGREEMENTS – 3.7% (2.6% of Total Investments)

$4,422	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $4,421,881, collateralized by $4,415,000, 3.125%, U.S. Treasury Bonds, due 8/15/44, value $4,510,417	0.090%	4/03/17		$4,421,848
	Total Short-Term Investments (cost $4,421,848)				4,421,848
	Total Investments (cost $164,282,706) – 140.0%				168,503,706
	Borrowings – (38.4)% (3), (4)				(46,200,000)
	Other Assets Less Liabilities – (1.6)%				(1,975,744)
	Net Assets – 100%				$120,327,962

6	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgaged-Backed Securities	$—	$164,081,858	$—	$164,081,858

Short-Term Investments:
Repurchase Agreements	—	4,421,848	—	4,421,848
Total	$—	$168,503,706	$—	$168,503,706

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments was $161,472,616.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$7,478,271
Depreciation	(447,181)
Net unrealized appreciation (depreciation) of investments	$7,031,090

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 27.4%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(I/O)	Interest only security.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017